Common Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			9 Months Ended	12 Months Ended	34 Months Ended						1 Months Ended					9 Months Ended	12 Months Ended				25 Months Ended
	Jul. 31, 2013	May 22, 2013	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Jul. 02, 2013	Jun. 30, 2013	Dec. 31, 2011	Jul. 02, 2013 Minimum [Member]	Jul. 02, 2013 Maximum [Member]	Jun. 26, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Feb. 28, 2013 Subsequent Event [Member]	Feb. 28, 2013 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, par value				$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred shares authorized					20,916,667		10,000,000		17,916,667					0	10,000,000	10,000,000	0	3,000,000	5,166,667	5,166,667	0		20,941,667	3,050,000	5,141,667
Common stock shares authorized				100,000,000	25,016,667	100,000,000		25,041,667	20,916,667	25,041,667	100,000,000												25,041,667
Common stock holders, voting right					One Vote
Shares of common stock reserved for conversion of preferred stock				4,000,000	13,554,062	4,000,000			10,258,603
Issuance of common stock to founders, in shares													9,999,999				693,571	2,349,541	2,570,834	2,570,833		300,841
Issuance of common stock to founders			$ 1																			$ 500
Reverse stock split ratio		1-for-1.662 reverse stock split
Reverse stock split ratio on shares		0.601685
Number of fractional shares issued for reverse stock split		0
Sale of common stock resulted from IPO	6,612,500			21,205,578	830,823	21,205,578			300,841
Common stock per share, offering price	$ 6.00
Net proceeds from IPO	34,274			36,897		36,897
Underwriting commission and discount	2,777
Offering expenses	$ 2,617
Percentage of elected shareholder to convert common stock												75.00%
Convertible preferred stock converted into common stock	13,351,902			13,351,902		13,351,902
Preferred stock, par value							$ 0.001							$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001